Accounting Policies - Property, Plant and Equipment (Details) - MXN ($) $ in Thousands		12 Months Ended
	Feb. 01, 2022	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Dismantling obligations amounted		$ 1,126,997	$ 1,133,379
Minimum
Property, plant and equipment
Estimated useful lives	20 years
Maximum
Property, plant and equipment
Estimated useful lives	65 years
Buildings | Minimum
Property, plant and equipment
Estimated useful lives		20 years
Buildings | Maximum
Property, plant and equipment
Estimated useful lives		50 years
Networks and technical equipment | Minimum
Property, plant and equipment
Estimated useful lives		3 years
Networks and technical equipment | Maximum
Property, plant and equipment
Estimated useful lives		30 years
Satellite Transponders
Property, plant and equipment
Estimated useful lives		15 years
Furniture and Fixtures | Minimum
Property, plant and equipment
Estimated useful lives		10 years
Furniture and Fixtures | Maximum
Property, plant and equipment
Estimated useful lives		15 years
Transportation Equipment | Minimum
Property, plant and equipment
Estimated useful lives		4 years
Transportation Equipment | Maximum
Property, plant and equipment
Estimated useful lives		8 years
Computer Equipment | Minimum
Property, plant and equipment
Estimated useful lives		3 years
Computer Equipment | Maximum
Property, plant and equipment
Estimated useful lives		6 years
Leasehold Improvements | Minimum
Property, plant and equipment
Estimated useful lives		5 years
Leasehold Improvements | Maximum
Property, plant and equipment
Estimated useful lives		30 years